DEFERRED GRANTS (Details Narrative)	Dec. 31, 2020 USD ($)	Jan. 27, 2014 USD ($)	Jan. 27, 2014 CNY (¥)	Jan. 14, 2013 USD ($)	Jan. 14, 2013 CNY (¥)
DeferredGrantsLineItems [Line Items]
Deferred grants	$ 678,417
Sichuan Wetouch Technology Co. Ltd. [Member]
DeferredGrantsLineItems [Line Items]
Deferred grants		$ 800,000	¥ 4,800,000	$ 1,800,000	¥ 11,200,000